United States
                       Securities and Exchange Commission
                              Washington, DC 20549
                                    Form 13F
                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  3/31/04

Check here if Amendment:  [  ]   Amendment number:  [  ]

This Amendment (check only one):
     [  ] is a restatement.
     [  ] adds new holdings entries.

Institutional Investment Manager filing this Report:
     Name:     Cortland Associates, Inc.
     Address:  8000 Maryland Avenue, Suite 730
               St. Louis, MO 63105
13F File Number:    28-5546

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

     Person Signing this Report on Behalf of Reporting Manager:

Name:     Thomas R. Podlesny
Title:    Executive Vice President-Managing Director
Phone:    (314)  726-6164

     Signature, Place, and Date of Signing:

          /s/ Thomas R. Podlesny
          St. Louis, Missouri
          May 12, 2004

Report Type (Check only one):

[ X ] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[   ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
     List of Other Managers Reporting for this Manager:  NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                             Form 13F Summary Page
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      14
Form 13F Information Table Value Total:      $176,677
                                            (thousands)
List of Other Included Managers:  NONE


                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.
                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE       AMOUNT    SOLE  INSTR. V  OTHER   INSTR. V  SOLE  SHARED  NONE
ACXIOM CORP              COM       005125109    5,637,000  248,435.00 X                                27,050  47,230 174,155
BERKLEY WR CORP          COM       084423102    7,381,000  187,169.00 X                                23,958  31,056 132,155
CARDINAL HEALTH          COM       14149Y108   17,348,000  232,816.00 X                                24,740  41,977 166,099
CHOICEPOINT              COM       170388102   14,993,000  344,650.00 X                                36,895  57,510 250,245
CHUBB                    COM       171232101   11,728,000  174,389.00 X                                19,080  32,759 122,550
CINTAS CORP.             COM       172908105    7,757,000  179,214.00 X                                19,370  30,100 129,744
EXPRESS SCRIPTS          COM       302182100   40,119,000  539,586.00 X                                55,600  93,267 390,719
INTL SPEEDWAY CL A       COM       460335201    9,106,000  214,809.00 X                                22,835  41,403 150,571
IRON MOUNTAIN            COM       462846106   10,758,000  243,381.00 X                                25,459  45,554 172,368
KOHLS CORP               COM       500255104   10,214,000  240,200.00 X                                27,170  33,355 179,675
LINCARE HOLDINGS         COM       532791100    5,487,000  159,071.00 X                                16,310  30,750 112,011
MOHAWK IND INC           COM       608190104    7,412,000  101,600.00 X                                15,725  18,265  67,610
NAVIGATORS GROUP         COM       638904102   14,774,000  520,028.00 X                                34,830 111,748 373,450
PERFORMANCE FOOD GRP     COM       713755106   13,963,000  402,730.00 X                                50,360  69,125 283,245

   COLUMN TOTALS                              176,677,000

                                Page 2 of 5

                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.
                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE       AMOUNT    SOLE  INSTR. V  OTHER   INSTR. V  SOLE  SHARED  NONE
STRAYER EDUCATION        COM       863236105   14,134,000  118,054.00 X                                11,205  20,072   86,777
WEIGHT WATCHERS INTL     COM       948626106    6,403,000  169,645.00 X                                20,880  29,440  119,325
ZEBRA TECHNOLOGIES       COM       989207105   17,354,000  228,634.00 X                                25,457  42,243  160,934
NATL MEDICAL HLTH CARE   COM       636918302    8,449,000  256,490.00 X                                26,104  29,725  200,661
WASHINGTON POST B        COM       939640108    3,074,000    3,331.00 X                                   928     801    1,602

   COLUMN TOTALS                               49,414,000

                                  Page 3 of 5

                                                                     FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.
                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE       AMOUNT    SOLE  INSTR. V  OTHER   INSTR. V  SOLE  SHARED  NONE
FIDELITY US EQ INDEX     MF        315911206     340,000    8,728.00  X                                                 8,728
FRANKLIN INC FD C        MF        353496805     142,000   61,351.00  X                                                61,351
FRANKLIN TAX FREE TRUST  MF        354723645     298,000   24,612.00  X                                                24,612
LARGE CAP VALUE INDEX    MF        464287408     919,000   16,898.00  X                                        12,934   3,964
S&P 500 INDEX            MF        464287200   1,043,000    9,500.00  X                                         6,025   3,475
S&P MIDCAP 400 INDEX     MF        464287507   1,090,000    9,533.00  X                                         7,953   1,580
SELIGMAN TAX FREE MO     MF        816346878     446,000   57,951.00  X                                                57,951
TWEEDY BROWN GLBL VAL    MF        901165100     348,000   16,527.00  X                                        15,259   1,268
SPDR UNIT TR SR 1        MF        78462F103     308,000    2,799.00  X                                         2,799

   COLUMN TOTALS                               4,934,000

                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.
                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE       AMOUNT    SOLE  INSTR. V  OTHER   INSTR. V  SOLE  SHARED  NONE
TOTAL COMMON STOCK                             226,091,000

TOTAL MUTUAL FUNDS                               4,934,000

TOTAL COMMON STOCKS
AND MUTUAL FUNDS                               231,025,000
